Segment Information (Schedule of Segment Profit (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total Segment profit	¥ 444,508	¥ 202,159	¥ 127,146
Impairment losses for long-lived assets (note 18)	(35,170)	(25,196)	(128,400)
Restructuring charges (note 19)	(5,757)	(25,154)	(22,927)
Interest income	13,267	12,017	19,177
Dividends income	4,240	5,799	8,544
Gains on sales of stock by subsidiaries or affiliated companies		183	360
Other income	69,730	186	5,203
Interest charges	(24,878)	(26,252)	(33,809)
Other deductions	(13,597)	(21,976)	(102,960)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)
Income (loss) before income taxes	432,201	63,580	(289,871)
Information & Telecommunication Systems [Member]
Total Segment profit	98,641	94,592	138,452
Impairment losses for long-lived assets (note 18)	(473)	(353)	(15,752)
Power Systems [Member]
Total Segment profit	22,022	22,075	3,485
Impairment losses for long-lived assets (note 18)		(136)	(82)
Social Infrastructure & Industrial Systems [Member]
Total Segment profit	39,952	42,086	34,406
Impairment losses for long-lived assets (note 18)	(767)	(715)	(3,609)
Electronic Systems & Equipment [Member]
Total Segment profit	37,284	(5,218)	25,755
Impairment losses for long-lived assets (note 18)	(4,605)	(624)	(961)
Construction Machinery [Member]
Total Segment profit	49,192	17,649	51,337
Impairment losses for long-lived assets (note 18)	(3)	(119)
High Functional Materials & Components [Member]
Total Segment profit	84,506	44,412	25,257
Impairment losses for long-lived assets (note 18)	(10,956)	(2,117)	(12,888)
Automotive Systems [Member]
Total Segment profit	23,791	(5,486)	(60,507)
Impairment losses for long-lived assets (note 18)	(191)	(175)	(29,240)
Components & Devices [Member]
Total Segment profit	43,652	1,149	5,799
Impairment losses for long-lived assets (note 18)	(16,561)	(18,611)	(12,022)
Digital Media & Consumer Products [Member]
Total Segment profit	14,949	(7,206)	(110,548)
Impairment losses for long-lived assets (note 18)	(951)	(845)	(51,695)
Financial Services [Member]
Total Segment profit	14,255	8,518	6,660
Impairment losses for long-lived assets (note 18)	(368)		(1,499)
Other [Member]
Total Segment profit	28,930	19,423	24,515
Impairment losses for long-lived assets (note 18)	(295)	(1,501)	(652)
Subtotal [Member]
Total Segment profit	457,174	231,994	144,611
Impairment losses for long-lived assets (note 18)	(35,170)	(25,196)	(128,400)
Eliminations & Corporate Items [Member]
Total Segment profit	(12,666)	(29,835)	(17,465)
Impairment losses for long-lived assets (note 18)